BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.8%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
AT&T Inc.	13,658	$412,881
CenturyLink Inc.	15,340	153,860
Verizon Communications Inc.	34,245	1,887,927

Total Diversified Telecommunication Services		2,454,668

Media - 1.1%
Omnicom Group Inc.	29,988	1,637,345

TOTAL COMMUNICATION SERVICES		4,092,013

CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.5%
Gentex Corp.	26,135	673,499

Automobiles - 0.9%
General Motors Co.	35,442	896,682
Harley-Davidson Inc.	18,179	432,115

Total Automobiles		1,328,797

Hotels, Restaurants & Leisure - 1.4%
Churchill Downs Inc.	669	89,077
Darden Restaurants Inc.	7,753	587,445
Las Vegas Sands Corp.	32,614	1,485,242

Total Hotels, Restaurants & Leisure		2,161,764

Household Durables - 0.2%
PulteGroup Inc.	2,320	78,950
Tempur Sealy International Inc.	700	50,365	*
Toll Brothers Inc.	1,090	35,523
Whirlpool Corp.	1,140	147,664

Total Household Durables		312,502

Internet & Direct Marketing Retail - 4.2%
Booking Holdings Inc.	1,756	2,796,149	*
eBay Inc.	67,729	3,552,386

Total Internet & Direct Marketing Retail		6,348,535

Multiline Retail - 1.3%
Target Corp.	16,688	2,001,392

Specialty Retail - 5.4%
Best Buy Co. Inc.	37,368	3,261,105
Lowe’s Cos. Inc.	21,815	2,947,643
Murphy USA Inc.	530	59,673	*
O’Reilly Automotive Inc.	1,350	569,254	*

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Ross Stores Inc.	3,090	$263,392
Tractor Supply Co.	7,070	931,755

Total Specialty Retail		8,032,822

Textiles, Apparel & Luxury Goods - 0.3%
Carter’s Inc.	4,118	332,323
Ralph Lauren Corp.	1,973	143,082

Total Textiles, Apparel & Luxury Goods		475,405

TOTAL CONSUMER DISCRETIONARY		21,334,716

CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Brown-Forman Corp., Class B Shares	30,097	1,915,975

Food & Staples Retailing - 3.0%
Sysco Corp.	6,990	382,073
Walgreens Boots Alliance Inc.	16,220	687,566
Walmart Inc.	28,683	3,435,650

Total Food & Staples Retailing		4,505,289

Household Products - 1.4%
Procter & Gamble Co.	17,511	2,093,790

TOTAL CONSUMER STAPLES		8,515,054

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	12,508	1,116,089
Exxon Mobil Corp.	21,753	972,794

TOTAL ENERGY		2,088,883

FINANCIALS - 13.4%
Banks - 7.7%
Bank of America Corp.	160,443	3,810,521
Citigroup Inc.	38,503	1,967,503
JPMorgan Chase & Co.	7,400	696,044
US Bancorp	38,596	1,421,105
Wells Fargo & Co.	138,395	3,542,912

Total Banks		11,438,085

Capital Markets - 3.5%
Ameriprise Financial Inc.	10,131	1,520,055
Bank of New York Mellon Corp.	16,390	633,474
Carlyle Group Inc.	11,327	316,023
E*TRADE Financial Corp.	21,380	1,063,228
LPL Financial Holdings Inc.	10,131	794,270
SEI Investments Co.	2,020	111,060

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Capital Markets - (continued)
State Street Corp.	4,820	$306,311
T. Rowe Price Group Inc.	4,180	516,230

Total Capital Markets		5,260,651

Consumer Finance - 1.8%
American Express Co.	25,078	2,387,426
OneMain Holdings Inc.	4,960	121,718
Santander Consumer USA Holdings Inc.	10,519	193,655

Total Consumer Finance		2,702,799

Diversified Financial Services - 0.1%
Jefferies Financial Group Inc.	6,930	107,762
Voya Financial Inc.	1,720	80,238

Total Diversified Financial Services		188,000

Insurance - 0.3%
Allstate Corp.	4,300	417,057
Hanover Insurance Group Inc.	680	68,904

Total Insurance		485,961

TOTAL FINANCIALS		20,075,496

HEALTH CARE - 12.0%
Biotechnology - 4.5%
Amgen Inc.	22,033	5,196,703
Biogen Inc.	5,842	1,563,027	*

Total Biotechnology		6,759,730

Health Care Equipment & Supplies - 2.3%
Baxter International Inc.	40,010	3,444,861

Health Care Providers & Services - 0.5%
DaVita Inc.	4,086	323,366	*
Henry Schein Inc.	4,692	273,966	*
Molina Healthcare Inc.	810	144,164	*

Total Health Care Providers & Services		741,496

Pharmaceuticals - 4.7%
Johnson & Johnson	25,839	3,633,739
Merck & Co. Inc.	16,579	1,282,054
Pfizer Inc.	64,699	2,115,657

Total Pharmaceuticals		7,031,450

TOTAL HEALTH CARE		17,977,537

INDUSTRIALS - 20.9%
Aerospace & Defense - 0.3%
Howmet Aerospace Inc.	8,060	127,751
Huntington Ingalls Industries Inc.	1,806	315,129

Total Aerospace & Defense		442,880

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc.	1,616	$127,761
XPO Logistics Inc.	2,020	156,045	*

Total Air Freight & Logistics		283,806

Airlines - 0.7%
Southwest Airlines Co.	29,071	993,647

Building Products - 0.3%
AO Smith Corp.	4,701	221,511
Trane Technologies PLC	3,270	290,965

Total Building Products		512,476

Electrical Equipment - 1.9%
Eaton Corp. PLC	7,430	649,976
Emerson Electric Co.	15,420	956,503
Rockwell Automation Inc.	5,671	1,207,923

Total Electrical Equipment		2,814,402

Industrial Conglomerates - 3.1%
Carlisle Cos. Inc.	2,440	291,995
Honeywell International Inc.	30,547	4,416,790

Total Industrial Conglomerates		4,708,785

Machinery - 7.8%
Allison Transmission Holdings Inc.	8,903	327,452
Caterpillar Inc.	32,738	4,141,357
Cummins Inc.	11,576	2,005,658
Deere & Co.	5,750	903,612
Illinois Tool Works Inc.	18,909	3,306,239
Lincoln Electric Holdings Inc.	4,288	361,221
Oshkosh Corp.	2,393	171,387
PACCAR Inc.	1,840	137,724
Pentair PLC	4,230	160,698
Snap-on Inc.	740	102,497

Total Machinery		11,617,845

Professional Services - 0.5%
ManpowerGroup Inc.	3,838	263,862
Robert Half International Inc.	9,012	476,104

Total Professional Services		739,966

Road & Rail - 5.5%
CSX Corp.	54,382	3,792,601
Landstar System Inc.	1,040	116,802
Union Pacific Corp.	25,731	4,350,340

Total Road & Rail		8,259,743

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.6%
HD Supply Holdings Inc.	9,556	$331,116	*
MSC Industrial Direct Co. Inc. , Class A Shares	620	45,142
W.W. Grainger Inc.	1,756	551,665

Total Trading Companies & Distributors		927,923

TOTAL INDUSTRIALS		31,301,473

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.0%
Cisco Systems Inc.	96,832	4,516,244

Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	8,251	958,601

IT Services - 0.2%
FleetCor Technologies Inc.	902	226,880	*

Semiconductors & Semiconductor Equipment - 9.2%
Intel Corp.	117,171	7,010,341
Lam Research Corp.	5,112	1,653,528
Maxim Integrated Products Inc.	8,981	544,338
QUALCOMM Inc.	15,413	1,405,820
Texas Instruments Inc.	24,969	3,170,314

Total Semiconductors & Semiconductor Equipment		13,784,341

Software - 3.0%
Oracle Corp.	81,853	4,524,015

Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc.	18,537	6,762,298

TOTAL INFORMATION TECHNOLOGY		30,772,379

MATERIALS - 2.8%
Chemicals - 2.6%
Celanese Corp.	16,019	1,383,081
FMC Corp.	5,283	526,292
LyondellBasell Industries NV, Class A Shares	22,763	1,495,984
PPG Industries Inc.	4,330	459,240

Total Chemicals		3,864,597

Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	1,170	111,068
Steel Dynamics Inc.	6,538	170,577

Total Metals & Mining		281,645

TOTAL MATERIALS		4,146,242

UTILITIES - 3.2%
Electric Utilities - 2.5%
American Electric Power Co. Inc.	5,765	459,125
Duke Energy Corp.	5,967	476,704

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY		SHARES	VALUE
Electric Utilities - (continued)
Exelon Corp.		8,748	$317,465
NextEra Energy Inc.		4,506	1,082,206
Southern Co.		25,777	1,336,537

Total Electric Utilities			3,672,037

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.		10,597	153,550

Multi-Utilities - 0.6%
Dominion Energy Inc.		7,909	642,053
Public Service Enterprise Group Inc.		5,314	261,236

Total Multi-Utilities			903,289

TOTAL UTILITIES			4,728,876

TOTAL COMMON STOCKS (Cost - $137,713,745)			145,032,669

INVESTMENTS IN UNDERLYING FUNDS - 1.0%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $1,499,862)		13,400	1,509,108

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $139,213,607)			146,541,777

RATE
SHORT-TERM INVESTMENTS - 2.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $3,373,953)	0.062%	3,373,953	3,373,953

TOTAL INVESTMENTS - 100.0% (Cost - $142,587,560)			149,915,730
Liabilities in Excess of Other Assets - (0.0)%			(24,414)

TOTAL NET ASSETS - 100.0%			$149,891,316

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$145,032,669	—	—	$145,032,669
Investments in Underlying Funds	1,509,108	—	—	1,509,108

Total Long-Term Investments	146,541,777	—	—	146,541,777

Short-Term Investments†	3,373,953	—	—	3,373,953

Total Investments	$149,915,730	—	—	$149,915,730

†	See Schedule of Investments for additional detailed categorizations.

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